UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02240

Stratton Monthly Dividend REIT Shares, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Monthly Dividend REIT Shares, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2005 (unaudited)

Stratton Monthly Dividend REIT Shares

	Number of Shares	Market Value[1]
COMMON STOCKS – 95.9%
Apartments – 18.0%
Amli Residential Properties Trust	140,000	$4,489,800
Apartment Investment & Management Co.	105,000	4,071,900
Archstone-Smith Trust	95,000	3,787,650
Camden Property Trust	70,000	3,902,500
Home Properties, Inc.	100,000	3,925,000
Mid-America Apartment Communities, Inc.	130,000	6,046,300
United Dominion Realty Trust, Inc.	190,000	4,503,000

		30,726,150

Diversified – 6.8%
Colonial Properties Trust	10,000	444,800
Crescent Real Estate Equities Co.	100,000	2,051,000
Lexington Corporate Properties Trust	210,000	4,945,500
Trustreet Properties, Inc.	260,000	4,069,000

		11,510,300

Health Care – 19.1%
Health Care Property Investors, Inc.	190,800	5,149,692
Health Care REIT, Inc.	120,000	4,450,800
Healthcare Realty Trust, Inc.	130,000	5,218,200
National Health Investors, Inc.	140,000	3,865,400
Nationwide Health Properties, Inc.	225,000	5,242,500
Universal Health Realty Income Trust	100,000	3,325,000
Ventas, Inc.	165,000	5,313,000

		32,564,592

Industrial – 5.6%
EastGroup Properties, Inc.	120,000	5,250,000
First Industrial Realty Trust, Inc.	109,000	4,365,450

		9,615,450

Lodging – 5.2%
Hospitality Properties Trust	95,000	4,071,700
Sunstone Hotel Investors, Inc.	90,000	2,195,100
Winston Hotels, Inc.	250,000	2,500,000

		8,766,800

Net Lease – 2.8%
Commercial Net Lease Realty	235,000	4,700,000

Office – 25.5%
Arden Realty, Inc.	150,000	6,175,500
Brandywine Realty Trust	137,500	4,274,875
CarrAmerica Realty Corp.	125,000	4,493,750
Equity Office Properties Trust	155,000	5,070,050
Glenborough Realty Trust Inc.	239,800	4,604,160
Highwoods Properties, Inc.	135,000	3,983,850
Liberty Property Trust	127,100	5,406,834
Prentiss Properties Trust	110,000	4,466,000
Reckson Associates Realty Corp.	145,000	5,009,750

		43,484,769

Regional Malls – 5.9%
Glimcher Realty Trust	205,000	5,016,350
Pennsylvania Real Estate Investment Trust	120,000	5,061,600

		10,077,950

Shopping Centers – 7.0%
Heritage Property Investment Trust	170,000	5,950,000
New Plan Excel Realty Trust	210,000	4,819,500
Urstadt Biddle Properties Class A	80,000	1,212,800

		11,982,300

Total Common Stocks (Cost $123,858,913)		163,428,311

	Principal Amount
SHORT-TERM INVESTMENTS – 3.7%
PNC Bank Money Market Account 3.23%, due 10/01/05	$6,219,012	6,219,012

Total Short-Term Investments (Cost $6,219,012)		6,219,012

Total Investments – 99.6% (Cost $130,077,925*)		169,647,323
Other Assets Less Liabilities – 0.4%		627,247

NET ASSETS – 100.00%		$170,274,570

*	Aggregate cost for federal income tax purposes is $130,077,925 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$39,695,385
Gross unrealized depreciation	(125,987)

Net unrealized appreciation	$39,569,398

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratton Monthly Dividend REIT Shares, Inc. (Registrant)

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.